Commitments and contingencies (Details) - Jun. 30, 2022 € in Millions	USD ($) Installation Vessel € / $	EUR (€) Installation Vessel € / $
Commitments Under Contracts for BWTS Installation [Abstract]
Number of vessels on which BWMS were contracted to be installed	10	10
Number of vessels on which BWTS were completed and put into use	2	2
Number of vessels on which BWTS will be installed	9	9
Number of vessels on which BWTS was in the process of being installed	1	1
Number of installations expected to be concluded during remainder of 2022 | Installation	4	4
Number of installations expected to be concluded during 2024 | Installation	2	2
Exchange rate | € / $	1.0489	1.0489
Future Minimum Contracted Lease Payments [Abstract]
2023 | $	$ 44,239,748
Total | $	44,239,748
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWTS Installation [Abstract]
Contractual purchase obligations	2,000,000.0	€ 1.9
Contractual purchase obligations due in 2022	700,000	0.7
Contractual purchase obligations due in 2023
Contractual purchase obligations due in 2024	$ 1,300,000	€ 1.2